UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00781 )

Exact name of registrant as specified in charter: The Putnam Fund for Growth and Income

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
7/31/07 (Unaudited)

COMMON STOCKS (100.3%)(a)
	Shares	Value

Aerospace and Defense (2.3%)
Boeing Co. (The) (S)	205,400	$21,244,522
L-3 Communications Holdings, Inc. (S)	1,100,000	107,316,000
Lockheed Martin Corp.	988,100	97,308,088
United Technologies Corp.	1,194,600	87,169,962
		313,038,572

Airlines (0.8%)
AMR Corp. (NON) (S)	1,412,000	34,848,160
Delta Air Lines, Inc. (NON) (S)	1,370,000	24,413,400
Southwest Airlines Co. (S)	1,110,328	17,387,736
UAL Corp. (NON)	680,000	30,015,200
		106,664,496

Automotive (0.6%)
Ford Motor Co. (S)	10,124,083	86,155,946

Banking (10.4%)
Bank of America Corp.	14,328,092	679,438,121
Commerce Bancorp, Inc. (S)	3,463,500	115,854,075
First Horizon National Corp. (S)	2,190,000	69,466,800
FirstFed Financial Corp. (NON) (S)	110,000	4,972,000
National City Corp. (S)	3,205,000	94,194,950
PNC Financial Services Group	615,000	40,989,750
U.S. Bancorp	6,120,700	183,314,965
Wells Fargo & Co. (S)	7,435,284	251,089,541
		1,439,320,202

Beverage (1.5%)
Molson Coors Brewing Co. Class B	896,400	79,725,816
Pepsi Bottling Group, Inc. (The)	3,603,700	120,579,802
		200,305,618

Biotechnology (0.7%)
Amgen, Inc. (NON)	1,310,000	70,399,400
Biogen Idec, Inc. (NON)	395,000	22,333,300
		92,732,700

Building Materials (1.0%)
Masco Corp. (S)	4,997,200	135,973,812

Chemicals (1.9%)
Celanese Corp. Ser. A	925,000	34,687,500
E.I. du Pont de Nemours & Co. (S)	2,462,900	115,091,317
Huntsman Corp. (S)	408,900	10,410,594
Rohm & Haas Co.	1,713,057	96,821,982
		257,011,393

Communications Equipment (1.1%)
Cisco Systems, Inc. (NON)	4,121,357	119,148,431
Corning, Inc. (NON)	1,570,600	37,443,104
		156,591,535

Computers (1.2%)
Dell, Inc. (NON) (S)	390,900	10,933,473
Hewlett-Packard Co.	685,500	31,553,565
IBM Corp. (S)	1,091,900	120,818,735
		163,305,773

Conglomerates (2.7%)
3M Co. (S)	1,755,000	156,054,600
Honeywell International, Inc. (S)	1,520,700	87,455,457
Textron, Inc.	551,000	62,202,390
Tyco International, Ltd.	1,522,742	72,010,469
		377,722,916

Consumer Finance (3.4%)
Capital One Financial Corp. (S)	3,737,300	264,451,348
Countrywide Financial Corp. (S)	6,878,574	193,769,430
IndyMac Bancorp, Inc. (S)	315,000	6,930,000
		465,150,778

Consumer Goods (3.6%)
Clorox Co.	3,335,200	201,646,192
Procter & Gamble Co. (The)	4,805,000	297,237,300
		498,883,492

Consumer Services (0.1%)

Service Corporation International	1,285,600	15,581,472

Containers (0.1%)
Crown Holdings, Inc. (NON)	668,300	16,413,448

Electric Utilities (4.5%)
Dominion Resources, Inc. (S)	1,040,000	87,588,800
Edison International (S)	3,930,600	207,889,434
Entergy Corp. (S)	730,505	73,021,280
Exelon Corp.	633,423	44,434,623
FirstEnergy Corp.	344,800	20,946,600
PG&E Corp.	3,852,300	164,916,963
Sierra Pacific Resources	1,231,800	19,573,302
		618,371,002

Electrical Equipment (0.5%)
Emerson Electric Co. (S)	1,500,000	70,605,000

Electronics (1.4%)
Intel Corp.	1,308,200	30,899,684
Motorola, Inc. (S)	5,655,000	96,078,450
Tyco Electronics, Ltd. (NON)	1,770,942	63,435,142
		190,413,276

Energy (1.3%)
BJ Services Co. (S)	2,430,000	63,544,500
Global Industries, Ltd. (NON) (S)	471,300	12,206,670
Noble Corp.	630,000	64,549,800
Pride International, Inc. (NON) (S)	1,250,000	43,812,500
		184,113,470

Financial (6.9%)
AMBAC Financial Group, Inc. (S)	1,270,000	85,280,500
Citigroup, Inc.	11,076,380	515,827,017
Freddie Mac	1,940,000	111,103,800
JPMorgan Chase & Co.	1,245,500	54,814,455
MGIC Investment Corp. (S)	2,734,077	105,699,417
New Century Financial Corp. (R)	1,200,000	306,000
PMI Group, Inc. (The)	592,500	20,186,475
Radian Group, Inc. (S)	1,652,200	55,695,662
		948,913,326

Food (0.6%)
Kraft Foods, Inc. Class A	2,369,737	77,608,887

Health Care Services (2.8%)
Aetna, Inc.	2,178,000	104,696,460
Cardinal Health, Inc.	1,207,200	79,349,256
Express Scripts, Inc. (NON)	845,000	42,359,850
Health Management Associates, Inc. Class A	5,675,000	45,740,500
McKesson Corp.	393,000	22,699,680
Medco Health Solutions, Inc. (NON)	770,000	62,577,900
WellPoint, Inc. (NON)	395,000	29,672,400
		387,096,046

Homebuilding (1.1%)
Lennar Corp. (S)	3,437,140	105,382,712
Toll Brothers, Inc. (NON) (S)	1,935,000	42,434,550
		147,817,262

Household Furniture and Appliances (0.1%)
Whirlpool Corp. (S)	204,300	20,861,073

Insurance (8.8%)
ACE, Ltd. (Bermuda)	3,809,400	219,878,568
American International Group, Inc. (S)	5,774,400	370,600,992
Berkshire Hathaway, Inc. Class B (NON)	55,865	201,337,460
Chubb Corp. (The)	1,226,275	61,816,523
Everest Re Group, Ltd. (Barbados)	1,012,120	99,440,790
Genworth Financial, Inc. Class A	5,721,065	174,606,904
Loews Corp.	1,660,000	78,684,000
		1,206,365,237

Investment Banking/Brokerage (4.9%)
Bear Stearns Cos., Inc. (The) (S)	2,097,805	254,295,922
E*Trade Financial Corp. (NON)	2,360,000	43,707,200
Goldman Sachs Group, Inc. (The)	836,273	157,503,657
Lehman Brothers Holdings, Inc. (S)	1,145,000	70,990,000
Morgan Stanley	2,352,756	150,270,526
		676,767,305

Leisure (0.5%)
Brunswick Corp.	2,517,550	70,390,698

Lodging/Tourism (1.0%)
Carnival Corp. (S)	484,400	21,463,764

Royal Caribbean Cruises, Ltd.	1,058,200	40,772,446
Wyndham Worldwide Corp. (NON)	2,154,158	72,487,417
		134,723,627

Machinery (2.0%)
Caterpillar, Inc.	1,650,000	130,020,000
Parker-Hannifin Corp.	1,535,500	151,523,140
		281,543,140

Media (1.3%)
Walt Disney Co. (The) (S)	5,240,000	172,920,000

Medical Technology (1.6%)
Baxter International, Inc.	607,700	31,965,020
Boston Scientific Corp. (NON)	6,056,587	79,644,119
Covidien, Ltd. (Bermuda) (NON)	1,676,742	68,662,585
Hospira, Inc. (NON) (S)	1,050,000	40,603,500
		220,875,224

Metals (0.9%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	1,093,500	102,767,130
Nucor Corp.	303,300	15,225,660
		117,992,790

Oil & Gas (9.1%)
Apache Corp. (S)	1,102,400	89,118,016
BP PLC ADR (United Kingdom) (S)	3,245,900	225,265,460
ConocoPhillips	3,781,200	305,672,208
Exxon Mobil Corp.	3,625,795	308,663,928
Marathon Oil Corp.	3,377,000	186,410,400
Newfield Exploration Co. (NON)	795,000	38,199,750
Occidental Petroleum Corp. (S)	725,300	41,139,016
Valero Energy Corp.	912,900	61,173,429
		1,255,642,207

Pharmaceuticals (4.5%)
Eli Lilly Co. (S)	565,000	30,560,850
Johnson & Johnson	2,360,000	142,780,000
Pfizer, Inc.	18,219,900	428,349,849
Watson Pharmaceuticals, Inc. (NON)	386,200	11,748,204
		613,438,903

Photography/Imaging (0.1%)
Xerox Corp. (NON)	620,200	10,828,692

Publishing (0.9%)
Idearc, Inc.	2,947,375	102,303,386
R. R. Donnelley & Sons Co.	527,600	22,296,376
		124,599,762

Railroads (0.1%)
Norfolk Southern Corp.	377,700	20,312,706

Regional Bells (3.9%)
Qwest Communications International, Inc. (NON) (S)	12,224,072	104,271,334
Verizon Communications, Inc.	10,021,359	427,110,321
		531,381,655

Retail (2.6%)
Big Lots, Inc. (NON) (S)	805,376	20,827,023
Circuit City Stores-Circuit City Group	5,341,000	63,557,900
Home Depot, Inc. (The)	3,512,250	130,550,333
Macy's, Inc.	1,924,595	69,420,142
OfficeMax, Inc.	473,000	15,552,240
Ross Stores, Inc. (S)	1,657,500	47,951,475
Supervalu, Inc.	238,900	9,954,963
		357,814,076

Schools (0.8%)
Apollo Group, Inc. Class A (NON)	1,644,654	97,215,498
Career Education Corp. (NON)	322,700	9,577,736
		106,793,234

Software (1.6%)
McAfee, Inc. (NON)	734,017	26,321,850
Microsoft Corp.	3,865,000	112,046,350
Oracle Corp. (NON)	4,246,408	81,191,321
		219,559,521

Technology Services (1.0%)
Computer Sciences Corp. (NON) (S)	1,255,000	69,878,400
Symantec Corp. (NON)	3,464,600	66,520,320
		136,398,720

Telecommunications (1.2%)

Embarq Corp.	177,665	10,977,920
Sprint Nextel Corp.	7,570,355	155,419,388
		166,397,308

Telephone (1.6%)
AT&T, Inc.	5,580,000	218,512,800

Tobacco (0.3%)
Altria Group, Inc.	694,300	46,150,121

Toys (0.1%)
Mattel, Inc. (S)	887,500	20,332,625

Waste Management (0.9%)
Waste Management, Inc.	3,227,300	122,734,219

Total common stocks (cost $11,981,179,682)		$13,803,126,065

SHORT-TERM INVESTMENTS (12.1%)(a)

	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.29% to 5.53% and
due dates ranging from August 1, 2007 to
September 21, 2007 (d)	$1,642,819,859	$1,639,314,699
Putnam Prime Money Market Fund (e)	32,154,931	32,154,931

Total short-term investments (cost $1,671,469,630)		$1,671,469,630

TOTAL INVESTMENTS

Total investments (cost $13,652,649,312) (b)		$15,474,595,695

NOTES

(a) Percentages indicated are based on net assets of $13,768,013,252.

(b) The aggregate identified cost on a tax basis is $13,804,300,766, resulting in gross unrealized appreciation and depreciation of $2,382,834,262 and $712,539,333, respectively, or net unrealized appreciation of $1,670,294,929.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2007, the value of securities loaned amounted to $1,661,478,841. The fund received cash collateral of $1,639,314,699, which is pooled with collateral of other Putnam funds into 55 issues of short-term investments. The fund also received high-quality, highly-rated securities of $63,773,445 in non-cash collateral.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,179,172 for the period ended July 31, 2007. During the period ended July 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $1,417,701,010 and $1,412,635,812, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at July 31, 2007.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2007